UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03870

Morgan Stanley Long Duration Government Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a) The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley Long Duration Government Opportunities Fund Class A - USGAX

Morgan Stanley Long Duration Government Opportunities Fund Class C - MSGVX

Morgan Stanley Long Duration Government Opportunities Fund Class I - USGDX

Morgan Stanley Long Duration Government Opportunities Fund Class L - USGCX

Morgan Stanley Long Duration Government Opportunities Fund

Class A USGAX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.86%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with maximum sales charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$9,678	$10,000	$10,000	$10,000
1/16	$9,820	$10,110	$10,175	$10,502
2/16	$9,864	$10,182	$10,242	$10,815
3/16	$9,900	$10,307	$10,264	$10,815
4/16	$9,945	$10,377	$10,265	$10,761
5/16	$9,954	$10,385	$10,270	$10,847
6/16	$10,104	$10,568	$10,433	$11,512
7/16	$10,158	$10,655	$10,466	$11,771
8/16	$10,171	$10,667	$10,439	$11,659
9/16	$10,194	$10,669	$10,444	$11,471
10/16	$10,123	$10,598	$10,367	$11,003
11/16	$9,921	$10,360	$10,137	$10,187
12/16	$9,910	$10,391	$10,131	$10,133
1/17	$9,930	$10,428	$10,143	$10,173
2/17	$9,974	$10,508	$10,192	$10,331
3/17	$9,955	$10,505	$10,191	$10,274
4/17	$10,023	$10,592	$10,259	$10,433
5/17	$10,089	$10,674	$10,324	$10,639
6/17	$10,092	$10,664	$10,297	$10,681
7/17	$10,125	$10,718	$10,327	$10,615
8/17	$10,210	$10,810	$10,422	$10,980
9/17	$10,163	$10,772	$10,362	$10,743
10/17	$10,162	$10,785	$10,353	$10,735
11/17	$10,141	$10,769	$10,339	$10,812
12/17	$10,175	$10,816	$10,371	$10,997
1/18	$10,055	$10,712	$10,240	$10,642
2/18	$9,986	$10,610	$10,168	$10,322
3/18	$10,057	$10,664	$10,250	$10,635
4/18	$9,988	$10,593	$10,181	$10,428
5/18	$10,073	$10,651	$10,263	$10,649
6/18	$10,062	$10,635	$10,266	$10,668
7/18	$10,027	$10,657	$10,237	$10,511
8/18	$10,091	$10,710	$10,308	$10,676
9/18	$9,994	$10,664	$10,227	$10,360
10/18	$9,937	$10,575	$10,172	$10,045
11/18	$9,964	$10,622	$10,263	$10,235
12/18	$10,174	$10,789	$10,468	$10,795
1/19	$10,236	$10,937	$10,530	$10,867
2/19	$10,227	$10,949	$10,510	$10,734
3/19	$10,386	$11,147	$10,690	$11,298
4/19	$10,389	$11,163	$10,671	$11,096
5/19	$10,577	$11,334	$10,874	$11,822
6/19	$10,651	$11,494	$10,965	$11,980
7/19	$10,678	$11,528	$10,975	$11,999
8/19	$10,926	$11,789	$11,236	$13,259
9/19	$10,854	$11,738	$11,183	$12,928
10/19	$10,860	$11,776	$11,203	$12,817
11/19	$10,847	$11,773	$11,187	$12,751
12/19	$10,828	$11,791	$11,162	$12,395
1/20	$11,015	$12,003	$11,355	$13,244
2/20	$11,214	$12,182	$11,582	$14,131
3/20	$11,101	$11,944	$11,831	$14,986
4/20	$11,241	$12,184	$11,906	$15,290
5/20	$11,263	$12,297	$11,895	$15,004
6/20	$11,361	$12,400	$11,897	$15,024
7/20	$11,460	$12,618	$11,984	$15,658
8/20	$11,405	$12,545	$11,910	$14,983
9/20	$11,428	$12,522	$11,915	$15,041
10/20	$11,346	$12,478	$11,849	$14,588
11/20	$11,392	$12,640	$11,876	$14,763
12/20	$11,429	$12,684	$11,871	$14,590
1/21	$11,408	$12,604	$11,810	$14,063
2/21	$11,275	$12,442	$11,655	$13,280
3/21	$11,169	$12,297	$11,527	$12,618
4/21	$11,241	$12,400	$11,603	$12,912
5/21	$11,237	$12,448	$11,618	$12,970
6/21	$11,274	$12,538	$11,658	$13,434
7/21	$11,372	$12,664	$11,780	$13,924
8/21	$11,341	$12,656	$11,760	$13,894
9/21	$11,274	$12,548	$11,669	$13,497
10/21	$11,240	$12,538	$11,654	$13,747
11/21	$11,249	$12,553	$11,701	$14,112
12/21	$11,193	$12,544	$11,662	$13,912
1/22	$11,017	$12,269	$11,462	$13,336
2/22	$10,895	$12,102	$11,372	$13,141
3/22	$10,559	$11,777	$11,043	$12,439
4/22	$10,228	$11,338	$10,686	$11,333
5/22	$10,234	$11,400	$10,745	$11,119
6/22	$10,140	$11,173	$10,620	$10,955
7/22	$10,335	$11,453	$10,857	$11,247
8/22	$10,066	$11,156	$10,548	$10,749
9/22	$9,653	$10,675	$10,119	$9,900
10/22	$9,464	$10,558	$9,978	$9,351
11/22	$9,814	$10,952	$10,298	$10,012
12/22	$9,734	$10,914	$10,249	$9,842
1/23	$10,057	$11,253	$10,536	$10,473
2/23	$9,831	$10,976	$10,279	$9,976
3/23	$10,007	$11,234	$10,536	$10,449
4/23	$10,066	$11,303	$10,591	$10,503
5/23	$9,931	$11,185	$10,487	$10,210
6/23	$9,790	$11,168	$10,486	$10,208
7/23	$9,656	$11,179	$10,258	$9,987
8/23	$9,470	$11,112	$9,972	$9,708
9/23	$8,807	$10,847	$9,245	$9,000
10/23	$8,271	$10,684	$8,789	$8,556
11/23	$9,282	$11,165	$9,593	$9,339
12/23	$10,285	$11,588	$10,419	$10,143
1/24	$10,154	$11,560	$10,190	$9,920
2/24	$9,618	$11,422	$9,957	$9,694
3/24	$9,781	$11,534	$10,080	$9,813
4/24	$8,900	$11,264	$9,466	$9,215
5/24	$9,428	$11,451	$9,736	$9,478
6/24	$9,765	$11,556	$9,897	$9,635
7/24	$10,326	$11,818	$10,251	$9,979
8/24	$10,712	$11,992	$10,460	$10,182
9/24	$10,837	$12,157	$10,671	$10,388
10/24	$9,926	$11,881	$10,116	$9,848
11/24	$10,197	$12,006	$10,299	$10,026
12/24	$9,600	$11,824	$9,751	$9,493
1/25	$9,697	$11,896	$9,792	$9,532
2/25	$10,339	$12,142	$10,299	$10,026
3/25	$10,320	$12,139	$10,207	$9,937
4/25	$10,364	$12,182	$10,096	$9,829
5/25	$9,957	$12,120	$9,806	$9,546
6/25	$10,356	$12,309	$10,051	$9,785
7/25	$10,175	$12,291	$9,961	$9,697
8/25	$10,578	$12,439	$9,993	$9,728
9/25	$10,697	$12,571	$10,301	$10,028
10/25	$10,806	$12,654	$10,433	$10,157
11/25	$10,983	$12,730	$10,477	$10,200
12/25	$10,897	$12,721	$10,297	$10,024

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class A	13.51%	(0.95)%	1.19%
Class A, with 3.25% maximum front end sales charge	9.81%	(1.60)%	0.86%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%
Footnote	Description
Footnote[1]	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s old benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (a index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), for periods from inception of the Fund to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

AAA
1.5%
AA
112.3%
A
0.2%
BBB
0.4%
BB
0.4%
Not Rated
3.5%
Cash and Equivalents
-18.3%

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

USGAX -TSR-AR

Morgan Stanley Long Duration Government Opportunities Fund

Class C MSGVX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$10,140	$10,110	$10,175	$10,502
2/16	$10,180	$10,182	$10,242	$10,815
3/16	$10,209	$10,307	$10,264	$10,815
4/16	$10,260	$10,377	$10,265	$10,761
5/16	$10,252	$10,385	$10,270	$10,847
6/16	$10,398	$10,568	$10,433	$11,512
7/16	$10,447	$10,655	$10,466	$11,771
8/16	$10,464	$10,667	$10,439	$11,659
9/16	$10,469	$10,669	$10,444	$11,471
10/16	$10,391	$10,598	$10,367	$11,003
11/16	$10,178	$10,360	$10,137	$10,187
12/16	$10,160	$10,391	$10,131	$10,133
1/17	$10,175	$10,428	$10,143	$10,173
2/17	$10,213	$10,508	$10,192	$10,331
3/17	$10,199	$10,505	$10,191	$10,274
4/17	$10,249	$10,592	$10,259	$10,433
5/17	$10,311	$10,674	$10,324	$10,639
6/17	$10,307	$10,664	$10,297	$10,681
7/17	$10,334	$10,718	$10,327	$10,615
8/17	$10,412	$10,810	$10,422	$10,980
9/17	$10,359	$10,772	$10,362	$10,743
10/17	$10,351	$10,785	$10,353	$10,735
11/17	$10,335	$10,769	$10,339	$10,812
12/17	$10,351	$10,816	$10,371	$10,997
1/18	$10,224	$10,712	$10,240	$10,642
2/18	$10,148	$10,610	$10,168	$10,322
3/18	$10,202	$10,664	$10,250	$10,635
4/18	$10,138	$10,593	$10,181	$10,428
5/18	$10,216	$10,651	$10,263	$10,649
6/18	$10,199	$10,635	$10,266	$10,668
7/18	$10,158	$10,657	$10,237	$10,511
8/18	$10,215	$10,710	$10,308	$10,676
9/18	$10,112	$10,664	$10,227	$10,360
10/18	$10,047	$10,575	$10,172	$10,045
11/18	$10,068	$10,622	$10,263	$10,235
12/18	$10,272	$10,789	$10,468	$10,795
1/19	$10,328	$10,937	$10,530	$10,867
2/19	$10,313	$10,949	$10,510	$10,734
3/19	$10,465	$11,147	$10,690	$11,298
4/19	$10,462	$11,163	$10,671	$11,096
5/19	$10,629	$11,334	$10,874	$11,822
6/19	$10,710	$11,494	$10,965	$11,980
7/19	$10,730	$11,528	$10,975	$11,999
8/19	$10,970	$11,789	$11,236	$13,259
9/19	$10,891	$11,738	$11,183	$12,928
10/19	$10,889	$11,776	$11,203	$12,817
11/19	$10,870	$11,773	$11,187	$12,751
12/19	$10,843	$11,791	$11,162	$12,395
1/20	$11,022	$12,003	$11,355	$13,244
2/20	$11,213	$12,182	$11,582	$14,131
3/20	$11,094	$11,944	$11,831	$14,986
4/20	$11,225	$12,184	$11,906	$15,290
5/20	$11,240	$12,297	$11,895	$15,004
6/20	$11,330	$12,400	$11,897	$15,024
7/20	$11,421	$12,618	$11,984	$15,658
8/20	$11,372	$12,545	$11,910	$14,983
9/20	$11,375	$12,522	$11,915	$15,041
10/20	$11,299	$12,478	$11,849	$14,588
11/20	$11,326	$12,640	$11,876	$14,763
12/20	$11,352	$12,684	$11,871	$14,590
1/21	$11,325	$12,604	$11,810	$14,063
2/21	$11,187	$12,442	$11,655	$13,280
3/21	$11,075	$12,297	$11,527	$12,618
4/21	$11,139	$12,400	$11,603	$12,912
5/21	$11,128	$12,448	$11,618	$12,970
6/21	$11,157	$12,538	$11,658	$13,434
7/21	$11,245	$12,664	$11,780	$13,924
8/21	$11,208	$12,656	$11,760	$13,894
9/21	$11,134	$12,548	$11,669	$13,497
10/21	$11,095	$12,538	$11,654	$13,747
11/21	$11,096	$12,553	$11,701	$14,112
12/21	$11,033	$12,544	$11,662	$13,912
1/22	$10,841	$12,269	$11,462	$13,336
2/22	$10,715	$12,102	$11,372	$13,141
3/22	$10,381	$11,777	$11,043	$12,439
4/22	$10,051	$11,338	$10,686	$11,333
5/22	$10,063	$11,400	$10,745	$11,119
6/22	$9,952	$11,173	$10,620	$10,955
7/22	$10,135	$11,453	$10,857	$11,247
8/22	$9,868	$11,156	$10,548	$10,749
9/22	$9,460	$10,675	$10,119	$9,900
10/22	$9,270	$10,558	$9,978	$9,351
11/22	$9,590	$10,952	$10,298	$10,012
12/22	$9,520	$10,914	$10,249	$9,842
1/23	$9,827	$11,253	$10,536	$10,473
2/23	$9,601	$10,976	$10,279	$9,976
3/23	$9,766	$11,234	$10,536	$10,449
4/23	$9,816	$11,303	$10,591	$10,503
5/23	$9,679	$11,185	$10,487	$10,210
6/23	$9,524	$11,168	$10,486	$10,208
7/23	$9,401	$11,179	$10,258	$9,987
8/23	$9,216	$11,112	$9,972	$9,708
9/23	$8,557	$10,847	$9,245	$9,000
10/23	$8,035	$10,684	$8,789	$8,556
11/23	$9,004	$11,165	$9,593	$9,339
12/23	$9,976	$11,588	$10,419	$10,143
1/24	$9,850	$11,560	$10,190	$9,920
2/24	$9,329	$11,422	$9,957	$9,694
3/24	$9,487	$11,534	$10,080	$9,813
4/24	$8,633	$11,264	$9,466	$9,215
5/24	$9,145	$11,451	$9,736	$9,478
6/24	$9,472	$11,556	$9,897	$9,635
7/24	$10,017	$11,818	$10,251	$9,979
8/24	$10,391	$11,992	$10,460	$10,182
9/24	$10,512	$12,157	$10,671	$10,388
10/24	$9,628	$11,881	$10,116	$9,848
11/24	$9,891	$12,006	$10,299	$10,026
12/24	$9,312	$11,824	$9,751	$9,493
1/25	$9,406	$11,896	$9,792	$9,532
2/25	$10,029	$12,142	$10,299	$10,026
3/25	$10,010	$12,139	$10,207	$9,937
4/25	$10,053	$12,182	$10,096	$9,829
5/25	$9,658	$12,120	$9,806	$9,546
6/25	$10,046	$12,309	$10,051	$9,785
7/25	$9,869	$12,291	$9,961	$9,697
8/25	$10,261	$12,439	$9,993	$9,728
9/25	$10,376	$12,571	$10,301	$10,028
10/25	$10,481	$12,654	$10,433	$10,157
11/25	$10,653	$12,730	$10,477	$10,200
12/25	$10,570	$12,721	$10,297	$10,024

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.54%	(1.75)%	0.56%
Class C, with 1% maximum contingent deferred sales charge and conversion to Class A after 8 years	11.54%	(1.75)%	0.56%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%
Footnote	Description
Footnote[1]	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s old benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (a index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), for periods from inception of the Fund to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

MSGVX -TSR-AR

Morgan Stanley Long Duration Government Opportunities Fund

Class I USGDX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/16	$1,014,949	$1,011,039	$1,017,476	$1,050,242
2/16	$1,019,857	$1,018,221	$1,024,152	$1,081,536
3/16	$1,023,814	$1,030,700	$1,026,378	$1,081,534
4/16	$1,029,904	$1,037,722	$1,026,488	$1,076,119
5/16	$1,030,042	$1,038,533	$1,027,041	$1,084,655
6/16	$1,045,868	$1,056,816	$1,043,315	$1,151,236
7/16	$1,051,757	$1,065,524	$1,046,601	$1,177,054
8/16	$1,054,631	$1,066,674	$1,043,875	$1,165,883
9/16	$1,056,069	$1,066,927	$1,044,350	$1,147,113
10/16	$1,049,073	$1,059,849	$1,036,750	$1,100,325
11/16	$1,028,383	$1,036,026	$1,013,715	$1,018,691
12/16	$1,028,771	$1,039,104	$1,013,084	$1,013,265
1/17	$1,030,089	$1,042,770	$1,014,298	$1,017,251
2/17	$1,034,807	$1,050,816	$1,019,184	$1,033,102
3/17	$1,034,328	$1,050,464	$1,019,086	$1,027,403
4/17	$1,041,607	$1,059,180	$1,025,924	$1,043,259
5/17	$1,047,634	$1,067,352	$1,032,415	$1,063,891
6/17	$1,048,280	$1,066,447	$1,029,732	$1,068,124
7/17	$1,051,951	$1,071,759	$1,032,708	$1,061,525
8/17	$1,061,079	$1,081,005	$1,042,235	$1,097,984
9/17	$1,056,587	$1,077,201	$1,036,176	$1,074,268
10/17	$1,056,723	$1,078,494	$1,035,349	$1,073,458
11/17	$1,056,133	$1,076,862	$1,033,893	$1,081,153
12/17	$1,058,711	$1,081,610	$1,037,112	$1,099,712
1/18	$1,047,792	$1,071,201	$1,024,004	$1,064,200
2/18	$1,039,668	$1,061,044	$1,016,815	$1,032,243
3/18	$1,047,313	$1,066,396	$1,024,999	$1,063,491
4/18	$1,040,463	$1,059,280	$1,018,077	$1,042,818
5/18	$1,049,579	$1,065,057	$1,026,305	$1,064,880
6/18	$1,048,762	$1,063,512	$1,026,619	$1,066,774
7/18	$1,045,406	$1,065,738	$1,023,720	$1,051,075
8/18	$1,052,393	$1,070,989	$1,030,833	$1,067,648
9/18	$1,043,855	$1,066,399	$1,022,694	$1,036,022
10/18	$1,038,167	$1,057,479	$1,017,232	$1,004,461
11/18	$1,041,268	$1,062,235	$1,026,261	$1,023,470
12/18	$1,062,277	$1,078,854	$1,046,751	$1,079,468
1/19	$1,069,074	$1,093,729	$1,053,048	$1,086,714
2/19	$1,069,642	$1,094,921	$1,051,036	$1,073,433
3/19	$1,086,543	$1,114,693	$1,069,035	$1,129,846
4/19	$1,085,863	$1,116,253	$1,067,086	$1,109,616
5/19	$1,105,769	$1,133,352	$1,087,423	$1,182,224
6/19	$1,115,139	$1,149,383	$1,096,523	$1,198,007
7/19	$1,117,087	$1,152,804	$1,097,548	$1,199,926
8/19	$1,143,344	$1,178,889	$1,123,623	$1,325,914
9/19	$1,137,346	$1,173,782	$1,118,252	$1,292,840
10/19	$1,137,000	$1,177,574	$1,120,298	$1,281,733
11/19	$1,137,238	$1,177,339	$1,118,663	$1,275,112
12/19	$1,135,621	$1,179,093	$1,116,175	$1,239,524
1/20	$1,154,200	$1,200,255	$1,135,516	$1,324,372
2/20	$1,175,306	$1,218,227	$1,158,175	$1,413,113
3/20	$1,165,114	$1,194,431	$1,183,073	$1,498,639
4/20	$1,178,856	$1,218,357	$1,190,564	$1,528,958
5/20	$1,182,754	$1,229,736	$1,189,475	$1,500,417
6/20	$1,193,385	$1,239,997	$1,189,710	$1,502,361
7/20	$1,202,815	$1,261,779	$1,198,418	$1,565,847
8/20	$1,198,704	$1,254,503	$1,191,038	$1,498,338
9/20	$1,200,106	$1,252,242	$1,191,512	$1,504,102
10/20	$1,193,131	$1,247,766	$1,184,859	$1,458,837
11/20	$1,196,914	$1,264,049	$1,187,602	$1,476,349
12/20	$1,201,200	$1,268,414	$1,187,123	$1,458,955
1/21	$1,199,340	$1,260,441	$1,181,029	$1,406,317
2/21	$1,186,987	$1,244,178	$1,165,455	$1,328,024
3/21	$1,174,851	$1,229,699	$1,152,695	$1,261,818
4/21	$1,182,753	$1,240,039	$1,160,301	$1,291,182
5/21	$1,183,951	$1,244,769	$1,161,799	$1,297,000
6/21	$1,188,238	$1,253,843	$1,165,846	$1,343,365
7/21	$1,198,827	$1,266,434	$1,178,014	$1,392,365
8/21	$1,195,939	$1,265,588	$1,176,030	$1,389,436
9/21	$1,187,773	$1,254,781	$1,166,873	$1,349,656
10/21	$1,185,942	$1,253,755	$1,165,401	$1,374,750
11/21	$1,187,159	$1,255,270	$1,170,117	$1,411,237
12/21	$1,180,276	$1,254,423	$1,166,159	$1,391,170
1/22	$1,162,001	$1,226,921	$1,146,157	$1,333,595
2/22	$1,149,412	$1,210,193	$1,137,178	$1,314,100
3/22	$1,114,297	$1,177,725	$1,104,299	$1,243,947
4/22	$1,081,104	$1,133,799	$1,068,565	$1,133,332
5/22	$1,082,013	$1,140,037	$1,074,535	$1,111,885
6/22	$1,072,317	$1,117,257	$1,061,993	$1,095,489
7/22	$1,091,834	$1,145,347	$1,085,699	$1,124,717
8/22	$1,063,766	$1,115,572	$1,054,824	$1,074,928
9/22	$1,020,375	$1,067,509	$1,011,910	$990,012
10/22	$1,002,070	$1,055,796	$997,800	$935,080
11/22	$1,037,929	$1,095,163	$1,029,808	$1,001,207
12/22	$1,031,258	$1,091,443	$1,024,871	$984,176
1/23	$1,064,234	$1,125,300	$1,053,580	$1,047,261
2/23	$1,040,621	$1,097,650	$1,027,854	$997,584
3/23	$1,059,557	$1,123,400	$1,053,583	$1,044,871
4/23	$1,066,044	$1,130,262	$1,059,131	$1,050,315
5/23	$1,053,471	$1,118,544	$1,048,742	$1,020,960
6/23	$1,037,411	$1,116,806	$1,048,568	$1,020,791
7/23	$1,025,009	$1,117,916	$1,025,837	$998,661
8/23	$1,005,609	$1,111,184	$997,234	$970,816
9/23	$934,117	$1,084,688	$924,492	$900,002
10/23	$877,525	$1,068,376	$878,870	$855,588
11/23	$985,117	$1,116,458	$959,342	$933,928
12/23	$1,093,307	$1,158,821	$1,041,927	$1,014,325
1/24	$1,078,295	$1,156,048	$1,018,986	$991,992
2/24	$1,021,578	$1,142,187	$995,729	$969,351
3/24	$1,039,185	$1,153,402	$1,007,997	$981,294
4/24	$947,412	$1,126,449	$946,589	$921,513
5/24	$1,002,363	$1,145,121	$973,630	$947,838
6/24	$1,038,456	$1,155,589	$989,702	$963,484
7/24	$1,098,460	$1,181,818	$1,025,077	$997,922
8/24	$1,139,746	$1,199,216	$1,045,954	$1,018,246
9/24	$1,154,920	$1,215,664	$1,067,108	$1,038,839
10/24	$1,058,246	$1,188,053	$1,011,556	$984,759
11/24	$1,087,476	$1,200,578	$1,029,919	$1,002,636
12/24	$1,022,684	$1,182,446	$975,125	$949,293
1/25	$1,033,349	$1,189,571	$979,182	$953,243
2/25	$1,103,586	$1,214,166	$1,029,870	$1,002,588
3/25	$1,100,244	$1,213,876	$1,020,708	$993,669
4/25	$1,105,375	$1,218,164	$1,009,599	$982,854
5/25	$1,063,862	$1,211,985	$980,614	$954,637
6/25	$1,105,150	$1,230,868	$1,005,122	$978,495
7/25	$1,087,716	$1,229,111	$996,070	$969,684
8/25	$1,129,473	$1,243,874	$999,289	$972,817
9/25	$1,142,473	$1,257,054	$1,030,121	$1,002,833
10/25	$1,154,477	$1,265,355	$1,043,318	$1,015,680
11/25	$1,175,361	$1,272,986	$1,047,743	$1,019,988
12/25	$1,164,966	$1,272,105	$1,029,652	$1,002,376

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	13.91%	(0.61)%	1.54%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%
Footnote	Description
Footnote[1]	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s old benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (a index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), for periods from inception of the Fund to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

USGDX -TSR-AR

Morgan Stanley Long Duration Government Opportunities Fund

Class L USGCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$120	1.13%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Long Treasury Index:

↑ Sector allocation contributed positively to relative returns, as agency mortgage-backed securities spreads tightened

↑ A large exposure to U.S. agency collateralized mortgage obligations (CMOs), which are not included in the benchmark, was a significant contributor to returns, due to their higher yields and tightening spreads

↑ Yield curve positioning was advantageous, helped by an overweight to the intermediate portion of the curve and an underweight to the long end of the curve, as long-term Treasury yields rose

↓ Duration positioning detracted, as the portfolio’s overall duration was modestly shorter than its benchmark for much of the year, which was unfavorable given that most segments of the U.S. Treasury yield curve fell

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class L	Bloomberg U.S. Universal Index	Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	Bloomberg U.S. Long Treasury Index
12/15	$10,000	$10,000	$10,000	$10,000
1/16	$10,144	$10,110	$10,175	$10,502
2/16	$10,199	$10,182	$10,242	$10,815
3/16	$10,233	$10,307	$10,264	$10,815
4/16	$10,277	$10,377	$10,265	$10,761
5/16	$10,285	$10,385	$10,270	$10,847
6/16	$10,436	$10,568	$10,433	$11,512
7/16	$10,489	$10,655	$10,466	$11,771
8/16	$10,501	$10,667	$10,439	$11,659
9/16	$10,521	$10,669	$10,444	$11,471
10/16	$10,447	$10,598	$10,367	$11,003
11/16	$10,238	$10,360	$10,137	$10,187
12/16	$10,224	$10,391	$10,131	$10,133
1/17	$10,232	$10,428	$10,143	$10,173
2/17	$10,286	$10,508	$10,192	$10,331
3/17	$10,264	$10,505	$10,191	$10,274
4/17	$10,331	$10,592	$10,259	$10,433
5/17	$10,397	$10,674	$10,324	$10,639
6/17	$10,386	$10,664	$10,297	$10,681
7/17	$10,417	$10,718	$10,327	$10,615
8/17	$10,513	$10,810	$10,422	$10,980
9/17	$10,452	$10,772	$10,362	$10,743
10/17	$10,448	$10,785	$10,353	$10,735
11/17	$10,437	$10,769	$10,339	$10,812
12/17	$10,469	$10,816	$10,371	$10,997
1/18	$10,345	$10,712	$10,240	$10,642
2/18	$10,260	$10,610	$10,168	$10,322
3/18	$10,330	$10,664	$10,250	$10,635
4/18	$10,270	$10,593	$10,181	$10,428
5/18	$10,342	$10,651	$10,263	$10,649
6/18	$10,341	$10,635	$10,266	$10,668
7/18	$10,291	$10,657	$10,237	$10,511
8/18	$10,366	$10,710	$10,308	$10,676
9/18	$10,265	$10,664	$10,227	$10,360
10/18	$10,204	$10,575	$10,172	$10,045
11/18	$10,230	$10,622	$10,263	$10,235
12/18	$10,443	$10,789	$10,468	$10,795
1/19	$10,504	$10,937	$10,530	$10,867
2/19	$10,492	$10,949	$10,510	$10,734
3/19	$10,652	$11,147	$10,690	$11,298
4/19	$10,653	$11,163	$10,671	$11,096
5/19	$10,828	$11,334	$10,874	$11,822
6/19	$10,914	$11,494	$10,965	$11,980
7/19	$10,939	$11,528	$10,975	$11,999
8/19	$11,189	$11,789	$11,236	$13,259
9/19	$11,113	$11,738	$11,183	$12,928
10/19	$11,116	$11,776	$11,203	$12,817
11/19	$11,101	$11,773	$11,187	$12,751
12/19	$11,079	$11,791	$11,162	$12,395
1/20	$11,266	$12,003	$11,355	$13,244
2/20	$11,465	$12,182	$11,582	$14,131
3/20	$11,348	$11,944	$11,831	$14,986
4/20	$11,488	$12,184	$11,906	$15,290
5/20	$11,507	$12,297	$11,895	$15,004
6/20	$11,604	$12,400	$11,897	$15,024
7/20	$11,702	$12,618	$11,984	$15,658
8/20	$11,656	$12,545	$11,910	$14,983
9/20	$11,664	$12,522	$11,915	$15,041
10/20	$11,578	$12,478	$11,849	$14,588
11/20	$11,622	$12,640	$11,876	$14,763
12/20	$11,656	$12,684	$11,871	$14,590
1/21	$11,633	$12,604	$11,810	$14,063
2/21	$11,496	$12,442	$11,655	$13,280
3/21	$11,386	$12,297	$11,527	$12,618
4/21	$11,456	$12,400	$11,603	$12,912
5/21	$11,450	$12,448	$11,618	$12,970
6/21	$11,484	$12,538	$11,658	$13,434
7/21	$11,580	$12,664	$11,780	$13,924
8/21	$11,547	$12,656	$11,760	$13,894
9/21	$11,476	$12,548	$11,669	$13,497
10/21	$11,439	$12,538	$11,654	$13,747
11/21	$11,445	$12,553	$11,701	$14,112
12/21	$11,386	$12,544	$11,662	$13,912
1/22	$11,192	$12,269	$11,462	$13,336
2/22	$11,067	$12,102	$11,372	$13,141
3/22	$10,726	$11,777	$11,043	$12,439
4/22	$10,390	$11,338	$10,686	$11,333
5/22	$10,393	$11,400	$10,745	$11,119
6/22	$10,296	$11,173	$10,620	$10,955
7/22	$10,490	$11,453	$10,857	$11,247
8/22	$10,217	$11,156	$10,548	$10,749
9/22	$9,799	$10,675	$10,119	$9,900
10/22	$9,606	$10,558	$9,978	$9,351
11/22	$9,942	$10,952	$10,298	$10,012
12/22	$9,874	$10,914	$10,249	$9,842
1/23	$10,196	$11,253	$10,536	$10,473
2/23	$9,966	$10,976	$10,279	$9,976
3/23	$10,142	$11,234	$10,536	$10,449
4/23	$10,198	$11,303	$10,591	$10,503
5/23	$10,060	$11,185	$10,487	$10,210
6/23	$9,902	$11,168	$10,486	$10,208
7/23	$9,779	$11,179	$10,258	$9,987
8/23	$9,591	$11,112	$9,972	$9,708
9/23	$8,908	$10,847	$9,245	$9,000
10/23	$8,369	$10,684	$8,789	$8,556
11/23	$9,382	$11,165	$9,593	$9,339
12/23	$10,399	$11,588	$10,419	$10,143
1/24	$10,266	$11,560	$10,190	$9,920
2/24	$9,711	$11,422	$9,957	$9,694
3/24	$9,873	$11,534	$10,080	$9,813
4/24	$8,988	$11,264	$9,466	$9,215
5/24	$9,515	$11,451	$9,736	$9,478
6/24	$9,850	$11,556	$9,897	$9,635
7/24	$10,410	$11,818	$10,251	$9,979
8/24	$10,794	$11,992	$10,460	$10,182
9/24	$10,932	$12,157	$10,671	$10,388
10/24	$10,017	$11,881	$10,116	$9,848
11/24	$10,286	$12,006	$10,299	$10,026
12/24	$9,672	$11,824	$9,751	$9,493
1/25	$9,767	$11,896	$9,792	$9,532
2/25	$10,421	$12,142	$10,299	$10,026
3/25	$10,385	$12,139	$10,207	$9,937
4/25	$10,427	$12,182	$10,096	$9,829
5/25	$10,033	$12,120	$9,806	$9,546
6/25	$10,414	$12,309	$10,051	$9,785
7/25	$10,245	$12,291	$9,961	$9,697
8/25	$10,630	$12,439	$9,993	$9,728
9/25	$10,746	$12,571	$10,301	$10,028
10/25	$10,852	$12,654	$10,433	$10,157
11/25	$11,042	$12,730	$10,477	$10,200
12/25	$10,938	$12,721	$10,297	$10,024

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class L	13.10%	(1.26)%	0.90%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index	5.59%	(2.81)%	0.29%
Bloomberg U.S. Long Treasury Index	5.59%	(7.23)%	0.02%
Footnote	Description
Footnote[1]	The Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index is a performance linked benchmark of the Fund’s old benchmark prior to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023. The Fund’s old benchmark prior to May 31, 2023 represented by Bloomberg U.S. Government/Mortgage Index (a index that includes Treasuries, government related issues, and agency mortgage backed pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), for periods from inception of the Fund to May 31, 2023 and the Fund’s benchmark for the period after May 31, 2023 represented by Bloomberg U.S. Long Treasury Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$226,120,023
# of Portfolio Holdings	179
Portfolio Turnover Rate	349%
Total Advisory Fees Paid	$47,524

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
Short-Term Investments	0.7%
U.S. Agency Securities	2.7%
Mortgages - Other	4.5%
Agency Fixed Rate Mortgages	18.1%
Collateralized Mortgage Obligations - Agency Collateral Series	73.6%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash and Equivalents	-18.3%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.2%
AA	112.3%
AAA	1.5%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

USGCX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025

	Registrant		Covered Entities(1)
Audit Fees	$71,790		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$71,790			$—

2024

	Registrant		Covered Entities(1)
Audit Fees	$71,790		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—
Total	$71,790			$—

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Long Duration Government Opportunities Fund

Annual Financial Statements and Additional Information

December 31, 2025

Morgan Stanley Long Duration Government Opportunities Fund

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	27
Report of Independent Registered Public Accounting Firm	31
Federal Tax Notice	32

Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  December 31, 2025

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Agency Adjustable Rate Mortgages (0.1%)
		Federal Home Loan Mortgage Corporation, Conventional Pools:
$65		1 yr. RFUCC Treasury + 1.74%	6.377%	11/01/36	$67,349
79		1 yr. RFUCC Treasury + 1.91%	6.512	10/01/36	81,931
		Total Agency Adjustable Rate Mortgages (Cost $153,275)			149,280
		Agency Fixed Rate Mortgages (21.6%)
		Federal Home Loan Mortgage Corporation, Conventional Pools:
69			3.00	12/01/49	61,452
		Gold Pools:
25			3.50	04/01/49	23,449
82			6.50	03/01/29 - 09/01/32	86,241
50			7.50	05/01/35	52,586
25			8.00	08/01/32	26,559
33			8.50	08/01/31	35,263
		Federal National Mortgage Association, Conventional Pools:
177			2.50	02/01/50	152,206
303			3.00	05/01/49 - 11/01/49	268,350
210			3.50	01/01/48 - 07/01/49	196,468
119			4.50	06/01/48 - 09/01/48	115,900
30			5.00	01/01/41	30,513
55			5.50	09/01/35	57,450
8			6.50	06/01/29 - 02/01/33	7,418
—	@		7.00	05/01/31	457
83			7.50	08/01/37	87,840
59			8.00	04/01/33	62,069
66			8.50	10/01/32	69,458
		January TBA:
10,000		(a)	4.50	01/01/55	9,762,891
24,500		(a)	5.00	01/01/55	24,442,578
9,100		(a)	5.50	01/01/55	9,228,324
		Government National Mortgage Association, Various Pools:
775			3.50	08/20/45 - 07/20/46	724,448
244			4.00	07/15/44	235,381
22			4.50	04/20/49	21,731
234			5.00	01/20/40 - 12/20/48	237,559

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  December 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$5		5.125%		11/20/37	$5,504
154		5.25		04/20/36 - 09/20/39	157,220
323		5.375		02/20/36 - 08/20/40	332,011
1,807		6.00		06/15/28 - 06/20/53	1,870,347
481		6.50		06/20/53	503,482
16		7.00		03/20/26 - 07/20/29	15,173
30		8.00		06/15/26 - 08/15/31	31,545
1		8.50		07/15/30	167
	Total Agency Fixed Rate Mortgages (Cost $48,937,022)				48,902,040
	Collateralized Mortgage Obligations - Agency Collateral Series (87.8%)
	Federal Home Loan Mortgage Corporation, IO REMIC
1,122	5.89% - SOFR30A	1.902	(b)	11/15/43	88,741
	REMIC
13,169		5.50		02/25/54 - 09/25/54	13,162,346
29,620		6.00		07/25/53 - 10/25/55	30,647,967
4,572		6.25		01/25/54	4,837,331
2,877		6.50		11/25/53	3,068,927
2,684	15.51% - 2.20 x SOFR30A	6.987	(b)	12/25/54	2,795,280
2,339	15.62% - 2.20 x SOFR30A	7.097	(b)	01/25/55	2,464,875
1,948	21.30% - 3.00 x SOFR30A	7.20	(b)	10/25/55	2,016,757
1,793	21.15% - 3.00 x SOFR30A	8.25	(b)	06/25/55	1,865,142
837	SOFR30A + 4.70%	8.574	(c)	02/25/55	853,675
1,989	30.53% - 5.50 x SOFR30A	9.217	(b)	12/25/55	2,194,943
824	21.00% - 3.00 x SOFR30A	9.377	(b)	02/25/55	923,086
	Federal National Mortgage Association, IO REMIC
205	6.44% - SOFR30A	2.561	(b)	08/25/41	2,771
	REMIC
1,444		0.00	(d)	11/25/53	1,231,186
7,765		6.00		10/25/53 - 03/25/54	8,033,275
3,080	17.83% - 3.00 x SOFR30A	6.202	(b)	06/25/54	3,134,415
4,969		6.25		08/25/53	5,332,953
4,674	15.62% - 2.20 x SOFR30A	7.097	(b)	01/25/55	4,934,308
1,963	21.30% - 3.00 x SOFR30A	7.20	(b)	10/25/55	2,029,709
924	SOFR30A + 4.00%	7.874	(c)	03/25/55	955,044
1,653	21.19% - 3.29 x SOFR30A	8.463	(b)	02/25/55	1,756,418

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  December 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association, IO REMIC
$157		5.00%		02/16/41	$30,407
	REMIC
3,206		5.00		08/20/54	3,194,859
8,038		5.50		02/20/54 - 09/20/54	8,232,945
67,790	(e)	6.00		05/20/53 - 12/20/53	70,635,549
10,104		6.50		11/20/53	10,676,635
992	36.00% - 6.00 x SOFR30A	7.50	(b)	09/20/55	1,022,618
1,446	22.55% - 3.72 x SOFR30A	7.946	(b)	07/20/53	1,559,800
4,000	29.98% - 5.50 x SOFR30A	8.064	(b)	11/20/55	4,425,452
3,636	SOFR30A + 4.30%	8.218	(c)	04/20/55 - 05/20/55	3,721,097
1,326	22.73% - 3.67 x SOFR30A	8.369	(b)	10/20/52	1,393,513
1,147	21.45% - 3.00 x SOFR30A	9.697	(b)	10/20/53	1,282,306
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $194,009,430)				198,504,330
	Commercial Mortgage-Backed Securities (0.3%)
6,339	BANK 2019-BNK21, IO	0.826	(c)	10/17/52	156,004
1,131	Citigroup Commercial Mortgage Trust, IO	0.512	(c)	11/10/48	493
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, IO
30,536		0.316	(c)	11/25/27	154,240
24,008		0.326	(c)	04/25/32	463,569
1,168	GS Mortgage Securities Trust, IO	0.688	(c)	10/10/48	12
6,822	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.556	(c)	12/15/49	18,190
	Total Commercial Mortgage-Backed Securities (Cost $793,339)				792,508
	Mortgages - Other (5.4%)
945	Cascade Funding Mortgage Trust, Class B3 (f)	2.974	(c)	07/25/57	515,759
2,017	Champs Trust, Class A (f)	6.981	(c)	10/25/60	2,095,263
	FARM Mortgage Trust
838	(f)	2.955	(c)	01/25/52	640,478
891	(f)	3.036	(c)	03/25/52	681,110
666	(f)	3.227	(c)	07/25/51	523,760
1,697	(f)	5.084	(c)	10/01/53	1,527,332
1,929	(f)	5.627	(c)	08/01/55	1,726,335

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  December 31, 2025 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$2,498	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	3.00%		08/25/57 - 05/25/60	$2,199,441
	GS Mortgage-Backed Securities Trust
1,332	(f)	3.187	(c)	01/25/53	844,983
838	(f)	3.407	(c)	10/25/50	533,776
1,625	Sequoia Mortgage Trust, Class B4 (f)	2.864	(c)	11/25/51	825,683
	Total Mortgages - Other (Cost $11,397,468)				12,113,920
	U.S. Agency Security (3.2%)
6,935	Tennessee Valley Authority (Cost $7,084,209)	5.25		09/15/39	7,336,088
NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company (0.9%)
1,973	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.71% (See Note 10) (Cost $1,972,724)				1,972,724
	Total Investments (Cost $264,347,467) (g)(h)			119.3%	269,770,890
	Liabilities in Excess of Other Assets			(19.3)	(43,650,867)
	Net Assets			100.0%	$226,120,023

  @  Principal amount is less than $500.

  (a)  Security is subject to delayed delivery.

  (b)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2025.

  (c)  Floating or variable rate securities: The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Capital appreciation bond.

  (e)  Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

  (f)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (g)  At December 31, 2025, the aggregate cost for federal income tax purposes is approximately $263,067,393. The aggregate gross unrealized appreciation is approximately $7,548,219 and the aggregate gross unrealized depreciation is approximately $2,257,128, resulting in net unrealized appreciation of approximately $5,291,091.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Portfolio of Investments  ◼  December 31, 2025 continued

  IO  Interest Only Security.

  REMIC  Real Estate Mortgage Investment Conduit.

  RFUCC  Refinitiv USD IBOR Consumer Cash Fallbacks.

  SOFR30A  30-Day Average Secured Overnight Financing Rate.

  TBA  To Be Announced.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2025:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED DEPRECIATION
Long:
Ultra U.S. Treasury Bond (United States)	112	Mar-26	$11,200	$13,216,000	$(322,000)
U.S. Treasury 10 yr. Note (United States)	760	Mar-26	76,000	85,452,500	(676,875)
U.S. Treasury 10 yr. Ultra Note (United States)	401	Mar-26	40,100	46,121,266	(413,531)
					$(1,412,406)

Portfolio Composition

CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Collateralized Mortgage Obligations — Agency Collateral Series	73.6%
Agency Fixed Rate Mortgages	18.1
Mortgages — Other	4.5
U.S. Agency Security	2.7
Short-Term Investment	0.7
Commercial Mortgage-Backed Securities	0.3
Agency Adjustable Rate Mortgages	0.1
Total	100.0	%*

  *  Does not include open futures contracts with a value of $144,789,766 and total unrealized depreciation of $1,412,406.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements

Statement of Assets and Liabilities December 31, 2025

Assets:
Investments in securities, at value (cost $262,374,743)	$267,798,166
Investment in affiliate, at value (cost $1,972,724)	1,972,724
Total investments in securities, at value (cost $264,347,467)	269,770,890
Receivable for:
Variation margin on open futures contracts	3,055,202
Interest	1,037,655
Shares of beneficial interest sold	76,368
Dividends from affiliate	5,054
Prepaid expenses and other assets	28,432
Total Assets	273,973,601
Liabilities:
Payable for reverse repurchase agreements, including accrued interest of $13,618	4,031,176
Payable for:
Investments purchased	43,176,209
Shares of beneficial interest redeemed	403,635
Transfer and sub transfer agency fees	59,619
Trustees' fees	44,720
Dividends to shareholders	40,478
Distribution fee	34,768
Administration fee	15,951
Accrued expenses and other payables	47,022
Total Liabilities	47,853,578
Net Assets	$226,120,023
Composition of Net Assets:
Paid-in-Capital	$269,569,977
Total Accumulated Loss	(43,449,954)
Net Assets	$226,120,023
Class A Shares:
Net Assets	$147,772,655
Shares Outstanding (unlimited shares authorized, $0.01 par value)	20,978,786
Net Asset Value Per Share	$7.04
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$7.28
Class L Shares:
Net Assets	$2,447,208
Shares Outstanding (unlimited shares authorized, $0.01 par value)	344,703
Net Asset Value Per Share	$7.10
Class I Shares:
Net Assets	$74,762,968
Shares Outstanding (unlimited shares authorized, $0.01 par value)	10,606,737
Net Asset Value Per Share	$7.05
Class C Shares:
Net Assets	$1,137,192
Shares Outstanding (unlimited shares authorized, $0.01 par value)	160,183
Net Asset Value Per Share	$7.10

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended December 31, 2025

Net Investment Income: Income
Interest	$12,840,254
Dividends from affiliates (Note 10)	105,297
Total Income	12,945,551
Expenses
Advisory fee (Note 5)	896,701
Distribution fee (Class A) (Note 6)	366,539
Distribution fee (Class L) (Note 6)	12,606
Distribution fee (Class C) (Note 6)	13,219
Professional fees	368,238
Sub transfer agency fees and expenses (Class A)	148,088
Sub transfer agency fees and expenses (Class L)	3,055
Sub transfer agency fees and expenses (Class I)	77,255
Sub transfer agency fees and expenses (Class C)	2,073
Transfer agency fees and expenses (Class A) (Note 8)	154,726
Transfer agency fees and expenses (Class L) (Note 8)	4,200
Transfer agency fees and expenses (Class I) (Note 8)	20,507
Transfer agency fees and expenses (Class C) (Note 8)	3,006
Administration fee (Note 5)	170,800
Registration fees	84,161
Shareholder reports and notices	35,927
Interest Expenses	23,192
Custodian fees (Note 7)	21,233
Trustees' fees and expenses	11,419
Other	60,213
Total Expenses	2,477,158
Less: waiver of Advisory fees (Note 5)	(602,540)
Less: reimbursement of class specific expenses (Class A) (Note 5)	(141,663)
Less: reimbursement of class specific expenses (Class L) (Note 5)	(3,932)
Less: reimbursement of class specific expenses (Class I) (Note 5)	(97,705)
Less: reimbursement of class specific expenses (Class C) (Note 5)	(3,337)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 10)	(3,624)
Net Expenses	1,624,357
Net Investment Income	11,321,194
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(1,228,773)
Futures contracts	4,483,210
Net Realized Gain	3,254,437
Change in Unrealized Appreciation (Depreciation) on:
Investments	10,341,256
Futures contracts	2,067,278
Net Change in Unrealized Appreciation (Depreciation)	12,408,534
Net Gain	15,662,971
Net Increase in Net Assets Resulting from Operations	$26,984,165

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2025	FOR THE YEAR ENDED DECEMBER 31, 2024
Increase (Decrease) in Net Assets: Operations:
Net investment income	$11,321,194	$10,697,698
Net realized gain (loss)	3,254,437	(4,090,910)
Net change in unrealized appreciation (depreciation)	12,408,534	(24,088,596)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,984,165	(17,481,808)
Dividends and Distributions to Shareholders from:
Class A	(7,174,127)	(7,574,591)
Class L	(115,452)	(140,337)
Class I	(3,309,462)	(2,609,204)
Class C	(54,018)	(91,052)
Total Dividends and Distributions to Shareholders	(10,653,059)	(10,415,184)
Net increase (decrease) from transactions in shares of beneficial interest	(2,796,193)	29,530,696
Net Increase	13,534,913	1,633,704
Net Assets:
Beginning of period	212,585,110	210,951,406
End of Period	$226,120,023	$212,585,110

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025

1. Organization and Accounting Policies

Morgan Stanley Long Duration Government Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The Fund has issued Class A shares, Class L shares, Class I shares and Class C shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include distribution, transfer agency, co-transfer agency and sub transfer agency fees.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

D. Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a Fund security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

F. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I. Segment Reporting — The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The Fund's President acts as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's financial statements.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$149,280	$—	$149,280
Agency Fixed Rate Mortgages	—	48,902,040	—	48,902,040
Collateralized Mortgage Obligations — Agency Collateral Series	—	198,504,330	—	198,504,330
Commercial Mortgage-Backed Securities	—	792,508	—	792,508
Mortgages — Other	—	12,113,920	—	12,113,920
U.S. Agency Security	—	7,336,088	—	7,336,088
Total Fixed Income Securities	—	267,798,166	—	267,798,166
Short-Term Investment
Investment Company	1,972,724	—	—	1,972,724
Total Assets	1,972,724	267,798,166	—	269,770,890
Liabilities:
Futures Contracts	(1,412,406)	—	—	(1,412,406)
Total	$560,318	$267,798,166	$—	$268,358,484

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2025:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$—	Variation margin on open futures contracts	$(1,412,406	)(a)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2025 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$4,483,210

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$2,067,278

For the year ended December 31, 2025, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$135,467,725

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

4. Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2025 were as follows:

COUNTERPARTY	TRADE DATE	MATURITY DATE	INTEREST RATE PAID (RECEIVED)	CURRENCY CODE	PRINCIPAL AMOUNT	VALUE INCLUDING ACCRUED INTEREST
Toronto-Dominion Bank	12/19/2025	On Demand(a)	3.880	USD	$4,017,558	$4,031,176

(a)  Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At December 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralize Mortgage Obligations.

For the period ended December 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $975,000 and 4.20%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2025.

Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

The following table presents the Fund's reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of December 31, 2025.

COUNTERPARTY	REVERSE REPURCHASE AGREEMENTS*	ASSETS AVAILABLE FOR OFFSET	SECURITIES COLLATERAL PLEDGED(a)	CASH COLLATERAL PLEDGED(a)	NET AMOUNT(b)
Toronto-Dominion Bank	$(4,031,176)	—	$4,031,176	—	—

*  Including accrued interest.

(a)  In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)  Net amount represents the net amount payable to the counterparty in the event of default.

5. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

of the close of each business day: 0.42% of the portion of the daily net assets not exceeding $1 billion; 0.395% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% of the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% of the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% of the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% of the portion of the daily net assets exceeding $12.5 billion. For the year ended December 31, 2025, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.14% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.49% for Class I and 1.62% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended December 31, 2025, $602,540 of advisory fees were waived and $246,637 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

6. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no unreimbursed expenses representing a gross sales commission credited to Financial Intermediaries in the case of Class A, Class L, or Class C at December 31, 2025. For the year ended December 31, 2025, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2025, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares of $11,446 and received $53,836 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees and expenses" in the Statement of Operations, amounted to $22,058.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2025		FOR THE YEAR ENDED DECEMBER 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,041,630	$13,913,077	2,054,263	$14,632,750
Reinvestment of dividends and distributions	1,000,158	6,868,815	1,071,245	7,323,427
Redeemed	(3,778,139)	(25,886,064)	(4,340,091)	(29,928,110)
Net decrease — Class A	(736,351)	(5,104,172)	(1,214,583)	(7,971,933)
CLASS L SHARES
Exchanged	10	62	—	—
Reinvestment of dividends and distributions	16,564	114,555	20,115	138,596
Redeemed	(78,595)	(538,048)	(66,300)	(456,630)
Net decrease — Class L	(62,021)	(423,431)	(46,185)	(318,034)
CLASS I SHARES
Sold	5,498,255	38,158,689	9,623,258	68,818,392
Reinvestment of dividends and distributions	477,263	3,283,027	377,114	2,579,103
Redeemed	(5,478,818)	(37,358,210)	(4,889,929)	(33,896,865)
Net increase — Class I	496,700	4,083,506	5,110,443	37,500,630
CLASS C SHARES
Sold	46,176	319,256	196,650	1,505,674
Reinvestment of dividends and distributions	7,831	54,013	13,232	91,052
Redeemed	(255,917)	(1,725,365)	(182,512)	(1,276,693)
Net increase (decrease) — Class C	(201,910)	(1,352,096)	27,370	320,033
Net increase (decrease) in Fund	(503,582)	$(2,796,193)	3,877,045	$29,530,696

10. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2025, aggregated $910,825,383 and $944,591,351, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $906,312,023 and $938,654,087, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

year ended December 31, 2025, advisory fees paid were reduced by $3,624 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2025 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2024	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE DECEMBER 31, 2025
Liquidity Fund	$5,144,664	$89,561,622	$92,733,562	$105,297	$—	$—	$1,972,724

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2025, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $2,847. At December 31, 2025, the Fund had an accrued pension liability of $44,720, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

11. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

2025 DISTRIBUTIONS PAID FROM:	2024 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$10,653,059	$10,415,184

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2025.

At December 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$4,020,807	$—

At December 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $17,940,437 and $34,760,180, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $5,321,716.

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

12. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those

Morgan Stanley Long Duration Government Opportunities Fund

Notes to Financial Statements  ◼  December 31, 2025 continued

effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund's investments, adversely affect and increase the volatility of the Fund's share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund's investments cannot be predicted.

13. Credit Facility

The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2025, the Fund did not have any borrowings under the Facility.

14. Other

At December 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.1%.

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2025		2024		2023		2022		2021
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.52		$7.34		$7.24		$8.56		$8.94
Income (loss) from investment operations:
Net investment income	0.36		0.35		0.31		0.20		0.18
Net realized and unrealized gain (loss)	0.49		(0.83)		0.08		(1.31)		(0.36)
Total income (loss) from investment operations	0.85		(0.48)		0.39		(1.11)		(0.18)
Less distributions from:
Net investment income	(0.33)		(0.34)		(0.29)		(0.21)		(0.20)
Net asset value, end of period	$7.04		$6.52		$7.34		$7.24		$8.56
Total Return(1)	13.51%		(6.66)%		5.65	%(2)	(13.03)%		(2.06)%
Ratios to Average Net Assets:
Net expenses	0.86	%(3)(4)	0.85	%(3)(4)	0.50	%(3)(4)(5)	0.85	%(3)(4)	0.85	%(3)(4)
Net expenses excluding interest expenses	0.85%		N/A		N/A		N/A		N/A
Net investment income	5.22	%(3)(4)	5.01	%(3)(4)	4.40	%(3)(4)(5)	2.61	%(3)(4)	1.98	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$147,773		$141,578		$168,388		$190,426		$249,990
Portfolio turnover rate	349%		520%		512%		321%		376%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Performance was positively impacted by approximately 0.43% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 5.22%.

(3)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2025	1.23%	4.83%
December 31, 2024	1.09	4.77
December 31, 2023	1.17	3.73
December 31, 2022	1.05	2.41
December 31, 2021	0.98	1.85

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class A shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2023	0.84%	4.06%

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2025		2024		2023		2022		2021
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.57		$7.40		$7.30		$8.63		$9.01
Income (loss) from investment operations:
Net investment income	0.34		0.33		0.29		0.18		0.16
Net realized and unrealized gain (loss)	0.51		(0.84)		0.08		(1.32)		(0.37)
Total income (loss) from investment operations	0.85		(0.51)		0.37		(1.14)		(0.21)
Less distributions from:
Net investment income	(0.32)		(0.32)		(0.27)		(0.19)		(0.17)
Net asset value, end of period	$7.10		$6.57		$7.40		$7.30		$8.63
Total Return(1)	13.10%		(6.99)%		5.32	%(2)	(13.28)%		(2.32)%
Ratios to Average Net Assets:
Net expenses	1.13	%(3)(4)	1.12	%(3)(4)	0.78	%(3)(4)(5)	1.12	%(3)(4)	1.12	%(3)(4)
Net expenses excluding interest expenses	1.12%		N/A		N/A		N/A		N/A
Net investment income	4.96	%(3)(4)	4.75	%(3)(4)	4.11	%(3)(4)(5)	2.31	%(3)(4)	1.69	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$2,447		$2,673		$3,353		$4,004		$5,454
Portfolio turnover rate	349%		520%		512%		321%		376%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Performance was positively impacted by approximately 0.42% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 4.90%.

(3)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2025	1.56%	4.51%
December 31, 2024	1.39	4.48
December 31, 2023	1.46	3.43
December 31, 2022	1.33	2.10
December 31, 2021	1.25	1.56

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class L shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2023	1.11%	3.78%

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2025		2024		2023		2022		2021
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.52		$7.35		$7.25		$8.56		$8.94
Income (loss) from investment operations:
Net investment income	0.38		0.37		0.33		0.23		0.21
Net realized and unrealized gain (loss)	0.51		(0.84)		0.08		(1.30)		(0.36)
Total income (loss) from investment operations	0.89		(0.47)		0.41		(1.07)		(0.15)
Less distributions from:
Net investment income	(0.36)		(0.36)		(0.31)		(0.24)		(0.23)
Net asset value, end of period	$7.05		$6.52		$7.35		$7.25		$8.56
Total Return(1)	13.91%		(6.46)%		6.02	%(2)	(12.63)%		(1.74)%
Ratios to Average Net Assets:
Net expenses	0.50	%(3)(4)	0.49	%(3)(4)	0.15	%(3)(4)(5)	0.52	%(3)(4)	0.52	%(3)(4)
Net expenses excluding interest expenses	0.49%		N/A		N/A		N/A		N/A
Net investment income	5.58	%(3)(4)	5.37	%(3)(4)	4.74	%(3)(4)(5)	2.95	%(3)(4)	2.33	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$74,763		$65,956		$36,733		$40,444		$48,749
Portfolio turnover rate	349%		520%		512%		321%		376%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Performance was positively impacted by approximately 0.29% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 5.73%.

(3)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2025	0.93%	5.13%
December 31, 2024	0.82	5.04
December 31, 2023	0.91	3.98
December 31, 2022	0.80	2.67
December 31, 2021	0.72	2.13

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2023	0.49%	4.40%

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2025		2024		2023		2022		2021
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.57		$7.40		$7.30		$8.63		$9.01
Income (loss) from investment operations:
Net investment income	0.31		0.30		0.25		0.14		0.12
Net realized and unrealized gain (loss)	0.50		(0.84)		0.08		(1.32)		(0.37)
Total income (loss) from investment operations	0.81		(0.54)		0.33		(1.18)		(0.25)
Less distributions from:
Net investment income	(0.28)		(0.29)		(0.23)		(0.15)		(0.13)
Net asset value, end of period	$7.10		$6.57		$7.40		$7.30		$8.63
Total Return(1)	12.54%		(7.44)%		4.79	%(2)	(13.72)%		(2.81)%
Ratios to Average Net Assets:
Net expenses	1.62	%(3)(4)	1.62	%(3)(4)	1.35	%(3)(4)(5)	1.62	%(3)(4)	1.62	%(3)(4)
Net expenses excluding interest expenses	1.61%		N/A		N/A		N/A		N/A
Net investment income	4.46	%(3)(4)	4.24	%(3)(4)	3.55	%(3)(4)(5)	1.79	%(3)(4)	1.21	%(3)(4)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$1,137		$2,379		$2,478		$4,893		$5,571
Portfolio turnover rate	349%		520%		512%		321%		376%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Performance was positively impacted by approximately 0.42% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 4.37%.

(3)  If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2025	2.15%	3.92%
December 31, 2024	1.89	3.97
December 31, 2023	1.90	3.00
December 31, 2022	1.79	1.62
December 31, 2021	1.73	1.10

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class C shares:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2023	1.61%	3.29%

(6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Morgan Stanley Long Duration Government Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Long Duration Government Opportunities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 25, 2026

Morgan Stanley Long Duration Government Opportunities Fund

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2025.

The Fund designated $10,484,730 of its distributions paid as qualified interest income.

The Fund designated $10,494,720 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2025 Morgan Stanley

USGAX-NCSR 12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Long Duration Government Opportunities Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	February 26, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 26, 2026